Debt (Details 2) (USD $)	Mar. 31, 2015		Dec. 31, 2014
January 31, 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Payment Amount			$ 750,000	[1]
Debt Instrument, Amount Payable in Cash			750,000	[1]
Debt Instrument, Amount Payable in Cash with Restrictions			0	[1],[2]
Debt Instrument, Amount Payable in Stock			0	[1],[3]
January 31, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Payment Amount	750,000	[4]	750,000
Debt Instrument, Amount Payable in Cash			0
Debt Instrument, Amount Payable in Cash with Restrictions			750,000	[2]
Debt Instrument, Amount Payable in Stock			0	[3]
September 30, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Payment Amount	4,377,432	[5]	4,377,432
Debt Instrument, Amount Payable in Cash			0
Debt Instrument, Amount Payable in Cash with Restrictions			$ 0	[2]
Debt Instrument, Amount Payable in Stock			4,377,432	[3]

[1]	Paid prior to January 31, 2015.
[2]	Amounts payable in cash with restrictions are subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of Common Stock subject to the provisions described above.
[3]	This includes the last payment on the Amended Maturity Date and may include amounts payable in cash with restrictions whereby BHI provides approval and the amount would be paid with the Company’s Common Stock. Amounts payable with the Company’s Common Stock shall be subject to the provisions described above.
[4]	Payable in cash subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of Common Stock subject to the provisions described above.
[5]	Payable in stock or cash at the Company’s sole discretion. Amounts paid in cash require BHI’s approval. Amounts payable in shares of Common Stock are subject to the provisions described above.